Other Financial Liabilities - Non-current - Summary of Other Financial Liabilities Non-current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Categories of non-current financial liabilities [abstract]
Lease liabilities	$ 921.1	₨ 75,684.9	₨ 59,624.4
Derivative financial instruments	655.2	53,841.0	34,155.4
Liability towards employee separation scheme	10.8	890.1	1,095.0
Compulsorily convertible preference shares - liability portion	304.2	25,000.0	12,500.0
Others	42.6	3,500.0	5,593.8
Total	$ 1,934.0	₨ 158,916.0	₨ 112,968.6